Income Taxes (Details Textual) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Income Taxes (Textual)
Corporate tax rate	24.00%	24.00%	24.00%	25.00%	26.50%
Description of taxation of profits	(i) its shares or its rights on it are not listed in a stock exchange, however if they are partly listed, then less than 30% of the shares or of the rights of the company were offered to the public (ii) majority of revenues thereof are passive, as same is defined by law, or majority of profits thereof derive from passive revenues; (iii) the tax rate applying to the passive profits thereof in their country of residence does not exceed 20%; and (iv) more than 50% of the means of control therein are held, directly or indirectly, by Israeli residents.	(i) its shares or its rights on it are not listed in a stock exchange, however if they are partly listed, then less than 30% of the shares or of the rights of the company were offered to the public (ii) majority of revenues thereof are passive, as same is defined by law, or majority of profits thereof derive from passive revenues; (iii) the tax rate applying to the passive profits thereof in their country of residence does not exceed 20%; and (iv) more than 50% of the means of control therein are held, directly or indirectly, by Israeli residents.	(i) its shares or its rights on it are not listed in a stock exchange, however if they are partly listed, then less than 30% of the shares or of the rights of the company were offered to the public (ii) majority of revenues thereof are passive, as same is defined by law, or majority of profits thereof derive from passive revenues; (iii) the tax rate applying to the passive profits thereof in their country of residence does not exceed 20%; and (iv) more than 50% of the means of control therein are held, directly or indirectly, by Israeli residents.
Distribution of dividends, percentage	25	25	25
Capital gain from the realization of assets acquisition, description	The realization of assets which were acquired subsequent to January 1, 2003 will be taxed at a rate of 25%. Capital gain for assets which were acquired before January 1, 2003, will be taxed at a rate of 25% for the portion of the gain relating to the period subsequent to this date up to the realization date and corporate tax rate for the portion of the gain relating to the period from the acquisition date up to January 1, 2003.	The realization of assets which were acquired subsequent to January 1, 2003 will be taxed at a rate of 25%. Capital gain for assets which were acquired before January 1, 2003, will be taxed at a rate of 25% for the portion of the gain relating to the period subsequent to this date up to the realization date and corporate tax rate for the portion of the gain relating to the period from the acquisition date up to January 1, 2003.	The realization of assets which were acquired subsequent to January 1, 2003 will be taxed at a rate of 25%. Capital gain for assets which were acquired before January 1, 2003, will be taxed at a rate of 25% for the portion of the gain relating to the period subsequent to this date up to the realization date and corporate tax rate for the portion of the gain relating to the period from the acquisition date up to January 1, 2003.
Tax profits	₪ 1,207
Effective rate, description
b)	The Dutch participation exemption gives a full exemption from corporation tax applies to benefits such as dividends and capital gains derived from a qualifying participation. The participation exemption generally applies if the parent Company holds at least 5 percent of the shares in the participation. The requirements to meet the participation exemption are as follows:

1.	The parent Company has an interest of at least 5 percent in the participation; and

2.	At least one of the following three tests is met:

a)	The parent Company’s objective with respect to its participation is to obtain a return that is higher than a return that may be expected from normal active asset management (“Motive Test”); or

b)	The participation is subject to a “reasonable taxation” according to Dutch tax standards (“Subject-to-Tax Test”); or

c)	The direct and indirect assets of the participation generally consist of less than 50 percent of ‘low taxed free passive investments’ (“Asset Test”).

d)	Dividend distributions from a Netherlands company to qualifying Israeli corporate shareholders holding at least 25% of the shares of such Netherlands company is subject to withholding tax at a rate of 5% provided certain compliance related formalities have been satisfied.

b)	The Dutch participation exemption gives a full exemption from corporation tax applies to benefits such as dividends and capital gains derived from a qualifying participation. The participation exemption generally applies if the parent Company holds at least 5 percent of the shares in the participation. The requirements to meet the participation exemption are as follows:

1.	The parent Company has an interest of at least 5 percent in the participation; and

2.	At least one of the following three tests is met:

a)	The parent Company’s objective with respect to its participation is to obtain a return that is higher than a return that may be expected from normal active asset management (“Motive Test”); or

b)	The participation is subject to a “reasonable taxation” according to Dutch tax standards (“Subject-to-Tax Test”); or

c)	The direct and indirect assets of the participation generally consist of less than 50 percent of ‘low taxed free passive investments’ (“Asset Test”).

d)	Dividend distributions from a Netherlands company to qualifying Israeli corporate shareholders holding at least 25% of the shares of such Netherlands company is subject to withholding tax at a rate of 5% provided certain compliance related formalities have been satisfied.

b)	The Dutch participation exemption gives a full exemption from corporation tax applies to benefits such as dividends and capital gains derived from a qualifying participation. The participation exemption generally applies if the parent Company holds at least 5 percent of the shares in the participation. The requirements to meet the participation exemption are as follows:

1.	The parent Company has an interest of at least 5 percent in the participation; and

2.	At least one of the following three tests is met:

a)	The parent Company’s objective with respect to its participation is to obtain a return that is higher than a return that may be expected from normal active asset management (“Motive Test”); or

b)	The participation is subject to a “reasonable taxation” according to Dutch tax standards (“Subject-to-Tax Test”); or

c)	The direct and indirect assets of the participation generally consist of less than 50 percent of ‘low taxed free passive investments’ (“Asset Test”).

d)	Dividend distributions from a Netherlands company to qualifying Israeli corporate shareholders holding at least 25% of the shares of such Netherlands company is subject to withholding tax at a rate of 5% provided certain compliance related formalities have been satisfied.

Accumulated tax losses and deductions	₪ 1,207
VAT assessments	₪ 11
Plaintiffs, description	The claim was instituted from USD 13.25 per share to USD 7.25. The main relief sought in the original claim was an order for the Company to consummate the purchase offer for USD 14 per share, and alternatively, to purchase Elscint's shares held by the Plaintiffs at a price to be set by the court.	The claim was instituted from USD 13.25 per share to USD 7.25. The main relief sought in the original claim was an order for the Company to consummate the purchase offer for USD 14 per share, and alternatively, to purchase Elscint's shares held by the Plaintiffs at a price to be set by the court.	The claim was instituted from USD 13.25 per share to USD 7.25. The main relief sought in the original claim was an order for the Company to consummate the purchase offer for USD 14 per share, and alternatively, to purchase Elscint's shares held by the Plaintiffs at a price to be set by the court.
Aforementioned compensation	₪ 719	$ 207		₪ 189	₪ 1,047
VAT and customs	₪ 25
Bottom of range [member]
Income Taxes (Textual)
Corporate tax rate				12.50%
Top of range [member]
Income Taxes (Textual)
Corporate tax rate				35.00%
Israel Tax Authorities [Member] | 2018 [Member]
Income Taxes (Textual)
Corporate tax rate	23.00%	23.00%	23.00%
Netherlands Tax Authorities [Member]
Income Taxes (Textual)
Corporate tax rate	20.00%	20.00%	20.00%
Tax profits | €			€ 200,000
Dividend distributions, description	Dividend distributions from a Netherlands company to qualifying Israeli corporate shareholders holding at least 25% of the shares of such Netherlands company is subject to withholding tax at a rate of 5% provided certain compliance related formalities have been satisfied.	Dividend distributions from a Netherlands company to qualifying Israeli corporate shareholders holding at least 25% of the shares of such Netherlands company is subject to withholding tax at a rate of 5% provided certain compliance related formalities have been satisfied.	Dividend distributions from a Netherlands company to qualifying Israeli corporate shareholders holding at least 25% of the shares of such Netherlands company is subject to withholding tax at a rate of 5% provided certain compliance related formalities have been satisfied.